ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (205,623)	$ (29,813)	¥ (206,981)	¥ (128,226)
Interest income	8,118	1,177	9,776	6,312
Other operating income, net	(6,556)	(951)	2,012	7,703
Other income, net	8,132	1,179	14,890	3,161
Loss before income taxes	(376,069)	(54,527)	(621,025)	(467,108)
Net loss attributable to ordinary shareholders	(416,878)	(60,444)	(669,810)	(456,533)
Other comprehensive income (loss) (net of tax of nil)
Unrealized gains of available-for-sale securities	4,810	697	8,312	1,137
Realized gains of available-for-sale securities	(4,464)	(647)	(7,801)	(970)
Foreign currency translation adjustments	15,869	2,302	(4,051)	(13,697)
Comprehensive loss	(400,663)	(58,092)	(673,350)	(470,063)
Parent
Operating expenses:
General and administrative expenses	(19,613)	(2,844)	(12,141)	(14,202)
Interest income	12	2	26	166
Other operating income, net			50
Other income, net	3,985	578	7,089	2,199
Loss before income taxes	(15,616)	(2,264)	(4,976)	(11,837)
Equity in loss from subsidiaries and share of loss in former VIE	(401,262)	(58,180)	(664,834)	(444,696)
Net loss attributable to ordinary shareholders	(416,878)	(60,444)	(669,810)	(456,533)
Other comprehensive income (loss) (net of tax of nil)
Unrealized gains of available-for-sale securities	640	92	278
Foreign currency translation adjustments	15,869	2,302	(4,051)	(13,697)
Unrealized securities holding gains of subsidiaries and former VIE	4,170	605	8,034	1,137
Realized securities holding gains of subsidiaries and former VIE	(4,464)	(647)	(7,801)	(970)
Comprehensive loss	¥ (400,663)	$ (58,092)	¥ (673,350)	¥ (470,063)